Short-Bank Loans (Tables)	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of short-term bank loans
	Note	September 30, 2021	September 30, 2020
Short-term bank loans:
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Maturity date on March 31, 2021, interest rate 4.81% per annum	(1)	$-	$1,176,000
Maturity date on June 18, 2021, interest rate 4.81% per annum	(2)	-	1,470,000
Maturity date on June 15, 2022, interest rate 4.81% per annum	(3)	1,548,000	-
Maturity date on June 30, 2022, interest rate 4.5% per annum	(4)	1,548,000	-
Maturity date on March 17, 2022, interest rate 4.81% per annum	(5)	1,238,400	-
Total short-term bank loans		$4,334,400	$2,646,000